Note 23 - Employee Benefits - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Service cost	R$ (41.6)	R$ (42.5)	R$ (38.2)
Administrative costs	(4.1)	(3.8)	(3.4)
(Gains) losses on settlements and curtailments	3.3	7.3	4.2
Income from operations	(42.4)	(39.0)	(37.4)
Financial costs	(105.3)	(103.0)	(101.3)
Total employee benefit expenses	R$ (147.7)	R$ (142.0)	R$ (138.7)